Shareholder Fees - Great-West SecureFoundation Balanced ETF Fund - A	Apr. 30, 2021
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange Fee	none